Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Company's Assets Accounted for at Fair Value on a Nonrecurring Basis
The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of December 31, 2017 and 2016 (in thousands):

		Fair Value Hierarchy Level
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2017
Retail	21,598			21,598
Industrial	750			750
Office	5,964			5,964
Long-lived assets held and used	$28,312	$—	$—	$28,312
Long-lived assets held for sale	42,142	—	—	42,142

December 31, 2016
Retail	33,766	—	—	33,766
Industrial	2,394	—	—	2,394
Office	8,538	—	—	8,538
Long-lived assets held and used	$44,698	$—	$—	$44,698
Lease intangible assets	6,384	—	—	6,384
Other assets	27	—	—	27
Long-lived assets held for sale	24,493	—	—	24,493

Schedule of Weighted Average Sales Price Per Square Foot of Income Producing and Vacant Properties Used To Estimate Fair Value

	December 31, 2017			December 31, 2016
Description	Range	Weighted Average	Square Footage	Range	Weighted Average	Square Footage
Long-lived assets held and used by asset type
Retail	$13.66 - $305.05	$55.68	364,940	$17.17 - $502.23	$58.78	290,770
Industrial	$3.30 - $8.56	$5.35	370,824	$26.43	$26.43	104,864
Office	$24.82 - $244.86	$40.14	161,346	$35.00	$35.00	135,675
For the remaining one held and used property impaired during the year ended December 31, 2017 and 17 held and used properties impaired during the year ended December 31, 2016, the Company estimated property fair value using price per square foot of the listing price or a broker opinion of value. The following table provides information about the price per square foot of listing price and broker opinion of value inputs used:

	December 31, 2017			December 31, 2016
Description	Range	Weighted Average	Square Footage	Range	Weighted Average	Square Footage
Long-lived assets held and used by asset type
Retail	$88.89 - $88.89	$88.89	22,500	$15.40 - $170.02	$40.80	516,916
Industrial	—	—	—	$9.09	$9.09	149,627
Office	—	—	—	$56.81	$56.81	34,992
For the years ended December 31, 2017 and 2016, we determined that 8 and 9 long-lived assets held for sale, respectively, were impaired. The Company estimated property fair value of held for sale properties using price per square foot from the signed purchase and sale agreements. The following table provides information about the price per square foot from signed purchase and sale agreements used:

	December 31, 2017			December 31, 2016
Description	Range	Weighted Average	Square Footage	Range	Weighted Average	Square Footage
Long-lived assets held for sale by asset type
Retail	$55.30 - $346.23	$230.52	150,376	$19.66 - $393.02	$95.11	265,610
Industrial	$24.02 - $54.21	$37.09	223,747	—	—	—

Summary of Fair Value Information for Financial Instruments
The following table discloses fair value information for these financial instruments (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Loans receivable, net	$79,967	$82,886	$66,578	$71,895
Revolving Credit Facility, net	112,000	111,997	86,000	87,718
Term Loan, net (2)	—	—	418,471	428,441
Senior Unsecured Notes (1)	295,321	299,049	295,112	283,473
Convertible Notes, net (1)	715,881	761,440	702,642	784,175
Mortgages and notes payable, net (1)	2,516,478	2,657,599	2,162,403	2,282,142

(1) The carrying value of the debt instruments are net of unamortized deferred financing costs and certain debt discounts/premiums.
(2) The carrying value of the debt instrument as of December 31, 2016 is net of unamortized deferred financing costs.